Cover	6 Months Ended
Aug. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--02-28
Entity File Number	001-42426
Entity Registrant Name	Fast Track Group
Entity Central Index Key	0002027262
Entity Address, Address Line One	600 North Bridge Road
Entity Address, Address Line Two	Parkview Square #24-01
Entity Address, Country	SG
Entity Address, Postal Zip Code	188778